Cover	Feb. 25, 2026
Cover [Abstract]
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--01-03
Entity Emerging Growth Company	false
Document Period End Date	Feb. 25, 2026
Entity File Number	001-35383
Entity Incorporation State Country Code	CT
Entity Tax Identification Number	06-0330020
Entity Address Address Line 1	3 Enterprise Drive
Entity Address Address Line 2	Suite 408
Entity Address City Or Town	Shelton
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06484
City Area Code	203
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	729-2255
Security 12b Title	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ
Amendment Description	On March 2, 2026, The Eastern Company (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, among other things, the amendment and restatement of the Amended and Restated Bylaws of the Company. The Company is filing this Amendment No. 1 to the Original Form 8-K (this “Amendment”) solely to include Exhibit 3.1 (Second Amended and Restated Bylaws of The Eastern Company, effective as of February 25, 2026), which was inadvertently omitted from the Original Form 8-K. Except as described in this Explanatory Note, this Amendment does not otherwise change the Original Form 8-K.